Note 10 - Operating Segments	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
10.	Operating segments

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions, being the biopharmaceutical segment. The Company’s singular focus is on advancing treatments for people living with rare diseases, including FOP and MO, as well as other diseases.

All of the Company’s intangible assets are held in Canada. As at
June 30, 2018,
the Company’s property and equipment are held as follows:
79%
held in Canada and
21%
in the United States.